Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2020 financial_institution	Dec. 31, 2016	Apr. 30, 2016 action	Jun. 30, 2023 USD ($) action employee lawsuit plaintiff claim	Dec. 31, 2021 hearing	Dec. 31, 2022 USD ($)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $				$ 109,230		$ 107,699
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $							$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation | $							$ 4,000
Cayman islands litigation
Disclosure of contingent liabilities [line items]
Number of hearings | hearing					2
Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $				$ 600
Anti-money laundering and sanctions-related matters | New York | HSBC Holdings
Disclosure of contingent liabilities [line items]
Number of pending claims				9
Number of claims dismissed				5
Number of claims on appeal				2
Number of remaining actions at a very early stage				4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period		1 month
Number of groups of plaintiffs | plaintiff				5
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | lawsuit				2
Number of financial institutions | financial_institution	28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed			2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | claim				2
Employees involved in litigation | employee				7